--------------------------------------------------------------------------------

-----------------------------------------

MERCURY V.I. U.S. LARGE CAP FUND OF
MERCURY ASSET MANAGEMENT V.I. FUNDS, INC.

SEMI-ANNUAL REPORT
JUNE 30, 1999

--------------------------------------------------------------------------------

MERCURY V.I. U.S. LARGE CAP FUND
Semi-Annual Report
June 30, 1999
--------------------------------------------------------------------------------

DEAR SHAREHOLDER:

We are pleased to provide you with this first semi-annual report to shareholders for Mercury V.I. U.S. Large Cap Fund. The Fund seeks long-term capital growth through investments primarily in a diversified portfolio of equity securities of large cap companies located in the United States that Fund management believes are undervalued or have good prospects for earnings growth. In this and future reports to shareholders, we will provide information on the Fund's performance, discuss our investment strategies and highlight some of the Fund's holdings.

INVESTMENT ENVIRONMENT

Economic growth in the United States continued to look strong as the annual rate for gross domestic product growth was estimated to be in the 3% -- 4% range. With consumer confidence riding high, spending remained strong throughout the second quarter of 1999. Steady job creation kept unemployment low, while figures on housing starts and new home sales came in above expectations.

However, while inflation had been viewed as benign, inflationary pressures showed an unexpected rise in April when the Consumer Price Index (CPI) jumped 0.7% against an estimated 0.2%, the biggest gain in nine years. This increase prompted the Federal Reserve Board to take a tighter stance on monetary policy, and investors became concerned that an increase in interest rates could be as much as 50 basis points (0.50%).

Consequently, bond yields backed up, peaking at 6.15%, and ended the second quarter of 1999 at 6%, up from 5.58% at the end of the first quarter. High valuation growth stocks were particularly sensitive to the reversal in direction of interest rates and were among the hardest hit. Technology and Internet stocks, such as America Online, Inc., which gained considerable ground in the first quarter, gave back some of the gains by the end of the second quarter. As attention and fund inflows shifted to value stocks, the chemical, paper and utilities sectors became the main outperformers early in the June quarter.

However, the release of a flat CPI figure for May, which was less than expected with only a 0.2% rise, meant the likelihood of a smaller interest rate increase at the June Federal Open Market Committee (FOMC) meeting. When the Federal Reserve Board's smaller move of 0.25% was announced, it was greeted with relief by investors.

PORTFOLIO ACTIVITIES

The Fund commenced operations on April 30, 1999 and saw a steady inflow of cash. At June 30, 1999, common stocks comprised 94.5% of net assets.

Since inception (April 30, 1999) through June 30, 1999, the Fund's Class A Shares had a total return of +5.30%, outperforming the total return of the unmanaged Standard & Poor's 500 (S&P 500) Index of +3.06% during the same period. The performance of the Fund was driven positively by strength in our technology investments, particularly Texas Instruments Incorporated, as well as our computer software and telecommunication equipment holdings. These gains outweighed the relative weakness from our holding in America Online, Inc.

--------------------------------------------------------------------------------

MERCURY V.I. U.S. LARGE CAP FUND
Semi-Annual Report
June 30, 1999  (Concluded)
--------------------------------------------------------------------------------

During the period, we made only one notable sale. In June, we decided to take profits in Airtouch Communications ahead of its merger closing with Vodafone PLC. However, most of the proceeds from this sale were reinvested back into other stocks benefiting from the growth in wireless telecommunications such as Sprint Corp. (PCS Group) and Nextel Communications, Inc., which also experienced strong gains.

Performance was held back by a few of the Fund's financial holdings. The sector underperformed over the second quarter as a result of the rising interest rate environment. Our holdings in Providian Financial Corporation and Washington Mutual, Inc. suffered, most notably.

IN CONCLUSION

We thank you for your investment in Mercury V.I. U.S. Large Cap Fund, and we look forward to serving your investment needs in the months and years ahead.

Sincerely,

[SIGNATURE]

Jeffrey Peek

President

          [SIGNATURE]

Michael Morony

Portfolio Manager

August 10, 1999

--------------------------------------------------------------------------------

MERCURY INTERNATIONAL V.I. U.S. LARGE CAP FUND
Performance Information
June 30, 1999
--------------------------------------------------------------------------------

                          RECENT PERFORMANCE RESULTS*
--------------------------------------------------------------------------------

                                                       SINCE
                                                     INCEPTION
                                                    TOTAL RETURN
----------------------------------------------------------------
CLASS A SHARES                                         +5.30%
----------------------------------------------------------------

* Total investment returns are based on changes in net asset values for the periods shown, and assume reinvestment of all dividends and capital gains distributions at net asset value on the ex-dividend date. Insurance-related fees and expenses are not reflected in these returns. The Fund commenced operations on April 30, 1999.

--------------------------------------------------------------------------------

                             AGGREGATE TOTAL RETURN
--------------------------------------------------------------------------------

CLASS A SHARES                                        % RETURN
----------------------------------------------------------------
INCEPTION (4/30/99) TO 6/30/99                         +5.30%
----------------------------------------------------------------

Past results shown should not be considered a representation of future performance.

--------------------------------------------------------------------------------

MERCURY V.I. U.S. LARGE CAP FUND
Schedule of Investments as of June 30, 1999
--------------------------------------------------------------------------------

                          SHARES                                                               VALUE      PERCENT OF
INDUSTRY                   HELD                    COMMON STOCKS                    COST     (NOTE 1A)    NET ASSETS
----------------------------------------------------------------------------------------------------------------------
AEROSPACE                    2,400  United Technologies Corporation              $  171,047  $  172,050         3.0%
----------------------------------------------------------------------------------------------------------------------
AUTOS & AUTO RELATED         1,050  Ford Motor Company                               66,174      59,259         1.0
----------------------------------------------------------------------------------------------------------------------
BEVERAGES                    2,200  PepsiCo, Inc.                                    81,294      85,113         1.5
----------------------------------------------------------------------------------------------------------------------
BUSINESS SERVICES              500  +Concord EFS, Inc.                               16,125      21,156         0.4
----------------------------------------------------------------------------------------------------------------------
COMPUTER & OFFICE              850  +America Online, Inc.                           120,154      93,925         1.7
EQUIPMENT                      850  +BMC Software, Inc.                              36,356      45,847         0.8
                             2,200  +Cisco Systems, Inc.                            127,129     141,762         2.5
                             2,700  +Dell Computer Corporation                      109,975      99,731         1.7
                             1,300  +EMC Corporation                                 70,283      71,500         1.3
                               400  International Business Machines Corporation      47,018      51,700         0.9
                             3,250  +Microsoft Corporation                          265,766     292,906         5.1
                                                                                 ----------  ----------       -----
                                                                                    776,681     797,371        14.0
----------------------------------------------------------------------------------------------------------------------
COSMETICS & TOILETRIES       1,000  Estee Lauder Companies Inc. (Class A)            47,780      50,125         0.9
----------------------------------------------------------------------------------------------------------------------
DOMESTIC OIL                 1,200  Texaco Inc.                                      75,485      75,000         1.3
----------------------------------------------------------------------------------------------------------------------
ELECTRICAL EQUIPMENT         2,250  General Electric Company                        238,135     254,250         4.5
                               300  Honeywell Inc.                                   34,203      34,763         0.6
                             1,050  Tyco International Ltd.                          86,649      99,488         1.7
                                                                                 ----------  ----------       -----
                                                                                    358,987     388,501         6.8
----------------------------------------------------------------------------------------------------------------------
ELECTRONICS                    750  Intel Corporation                                45,891      44,578         0.8
                               400  +JDS Uniphase Corporation                        61,075      66,400         1.2
                             1,400  +Tellabs, Inc.                                   77,988      94,588         1.6
                             1,050  Texas Instruments Incorporated                  110,994     152,250         2.7
                                                                                 ----------  ----------       -----
                                                                                    295,948     357,816         6.3
----------------------------------------------------------------------------------------------------------------------
FINANCE COMPANIES              950  American Express Company                        124,029     123,619         2.2
                               500  +The Goldman Sachs Group, Inc.                   34,351      36,125         0.6
                               700  Providian Financial Corporation                  85,631      65,450         1.2
                             1,750  U.S. Bancorp                                     64,527      59,500         1.0
                                                                                 ----------  ----------       -----
                                                                                    308,538     284,694         5.0
----------------------------------------------------------------------------------------------------------------------
FOOD                         2,700  +The Kroger Co.                                  73,415      75,431         1.3
                             1,050  +Safeway Inc.                                    56,697      51,975         0.9
                                                                                 ----------  ----------       -----
                                                                                    130,112     127,406         2.2
----------------------------------------------------------------------------------------------------------------------
FOREST PRODUCTS              1,250  Fort James Corporation                           49,515      47,344         0.8
----------------------------------------------------------------------------------------------------------------------
HOUSEHOLD PRODUCTS           2,900  The Dial Corporation                             98,799     107,844         1.9
                               800  The Procter & Gamble Company                     75,463      71,400         1.3
                                                                                 ----------  ----------       -----
                                                                                    174,262     179,244         3.2
----------------------------------------------------------------------------------------------------------------------
INSURANCE                    1,450  The Allstate Corporation                         52,799      52,019         0.9
                             1,200  American International Group, Inc.              141,253     140,475         2.5
                                                                                 ----------  ----------       -----
                                                                                    194,052     192,494         3.4
----------------------------------------------------------------------------------------------------------------------
INTERNATIONAL OIL            1,950  Exxon Corporation                               160,370     150,394         2.6
                             1,700  Mobil Corporation                               177,014     168,300         3.0
                                                                                 ----------  ----------       -----
                                                                                    337,384     318,694         5.6
----------------------------------------------------------------------------------------------------------------------
MACHINERY                    1,250  Case Corporation                                 52,294      60,156         1.1
----------------------------------------------------------------------------------------------------------------------
MEDIA                        2,650  +Infinity Broadcasting Corp. (Class A)           73,484      78,837         1.4
                             1,100  The Walt Disney Company                          34,991      33,894         0.6
                                                                                 ----------  ----------       -----
                                                                                    108,475     112,731         2.0
----------------------------------------------------------------------------------------------------------------------
MEDICAL SERVICES             1,100  Cardinal Health, Inc.                            66,032      70,537         1.2
----------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------

MERCURY V.I. U.S. LARGE CAP FUND
Schedule of Investments as of June 30, 1999  (Concluded)
--------------------------------------------------------------------------------

                          SHARES                                                               VALUE      PERCENT OF
INDUSTRY                   HELD                    COMMON STOCKS                    COST     (NOTE 1A)    NET ASSETS
----------------------------------------------------------------------------------------------------------------------
PHARMACEUTICALS              1,750  Bristol-Myers Squibb Company                 $  112,386  $  123,266         2.2%
                             1,300  Merck & Co., Inc.                                91,403      96,200         1.7
                               650  Pfizer Inc.                                      74,783      71,338         1.2
                             1,100  Schering-Plough Corporation                      53,279      58,300         1.0
                               650  Warner-Lambert Company                           44,130      45,094         0.8
                                                                                 ----------  ----------       -----
                                                                                    375,981     394,198         6.9
----------------------------------------------------------------------------------------------------------------------
REGIONAL BANKS                 600  Bank of America Corporation                      43,236      43,987         0.8
                               900  Bank One Corporation                             55,432      53,606         0.9
                             1,600  Fleet Financial Group, Inc.                      69,040      71,000         1.2
                             2,900  Mellon Bank Corporation                         107,505     105,487         1.9
                                                                                 ----------  ----------       -----
                                                                                    275,213     274,080         4.8
----------------------------------------------------------------------------------------------------------------------
RETAILING                    1,450  CVS Corporation                                  69,524      73,587         1.3
                             1,350  The Home Depot, Inc.                             81,240      86,991         1.5
                               950  +Kohl's Corporation                              63,873      73,328         1.3
                             1,800  +Staples, Inc.                                   51,032      55,575         1.0
                             3,800  Wal-Mart Stores, Inc.                           174,662     183,350         3.2
                             2,800  Walgreen Co.                                     75,868      82,250         1.4
                                                                                 ----------  ----------       -----
                                                                                    516,199     555,081         9.7
----------------------------------------------------------------------------------------------------------------------
SAVINGS & LOAN               1,250  Washington Mutual, Inc.                          51,019      44,219         0.8
----------------------------------------------------------------------------------------------------------------------
TELEPHONES                   1,900  AT&T Corp.                                       96,826     106,044         1.9
                             1,300  Bell Atlantic Corporation                        75,447      84,987         1.5
                               982  +Global Crossing Ltd.                            53,444      41,796         0.7
                             1,500  +MCI WorldCom Inc.                              124,300     129,000         2.3
                             1,200  +Nextel Communications, Inc. (Class A)           57,581      60,225         1.1
                               850  SBC Communications Inc.                          47,495      49,300         0.9
                             2,900  Sprint Corp. (FON Group)                        149,746     153,156         2.7
                             1,550  +Sprint Corp. (PCS Group)                        72,110      88,544         1.5
                                                                                 ----------  ----------       -----
                                                                                    676,949     713,052        12.6
----------------------------------------------------------------------------------------------------------------------
                                    TOTAL COMMON STOCKS                           5,205,546   5,380,321        94.5
----------------------------------------------------------------------------------------------------------------------
                           FACE
                          AMOUNT               SHORT-TERM SECURITIES
----------------------------------------------------------------------------------------------------------------------
US GOVERNMENT            $ 519,000  Student Loan Marketing Association, 4.60%
AGENCY                               due 7/01/1999                                  519,000     519,000         9.1
OBLIGATIONS*
----------------------------------------------------------------------------------------------------------------------
                                    TOTAL SHORT-TERM SECURITIES                     519,000     519,000         9.1
----------------------------------------------------------------------------------------------------------------------
                                    TOTAL INVESTMENTS..........................  $5,724,546   5,899,321       103.6
                                                                                 ----------
                                                                                 ----------
                                    LIABILITIES IN EXCESS OF OTHER ASSETS......                (204,242)       (3.6)
                                                                                             ----------       -----
                                    NET ASSETS.................................              $5,695,079       100.0%
                                                                                             ----------       -----
                                                                                             ----------       -----
----------------------------------------------------------------------------------------------------------------------

+ Non-income producing security.

* US Government Agency Obligations are traded on a discount basis; the interest rate shown reflects the discount rate paid at the time of purchase by the Fund.

See Notes to Financial Statements.

--------------------------------------------------------------------------------

MERCURY V.I. U.S. LARGE CAP FUND
Statement of Assets and Liabilities as of June 30, 1999
--------------------------------------------------------------------------------

ASSETS:
Investments, at value (identified cost -- $5,724,546) (Note 1a)..............................             $5,899,321
Cash.........................................................................................                  5,532
Receivables:
  Securities sold............................................................................  $ 125,853
  Capital shares sold........................................................................     94,421
  Investment adviser (Note 2)................................................................     29,766
  Dividends..................................................................................      2,804     252,844
Prepaid expense..............................................................................                 80,000
                                                                                                          ----------
  Total assets...............................................................................              6,237,697
                                                                                                          ----------
LIABILITIES:
Payable for securities purchased.............................................................                434,035
Accrued expenses and other liabilities.......................................................                108,583
                                                                                                          ----------
  Total liabilities..........................................................................                542,618
                                                                                                          ----------
NET ASSETS:
Net assets...................................................................................             $5,695,079
                                                                                                          ----------
                                                                                                          ----------
NET ASSETS CONSIST OF:
Class A Shares of Common Stock, $0.0001 par value, 200,000,000 shares authorized+............             $       54
Paid-in capital in excess of par.............................................................              5,419,314
Undistributed investment income -- net.......................................................                  1,528
Undistributed realized capital gains on investments -- net...................................                 99,408
Unrealized appreciation on investments -- net................................................                174,775
                                                                                                          ----------
NET ASSETS...................................................................................             $5,695,079
                                                                                                          ----------
                                                                                                          ----------
NET ASSET VALUE:
Class A -- Based on net assets of $5,695,079 and 541,074 shares outstanding..................             $    10.53
                                                                                                          ----------
                                                                                                          ----------

+ The Fund is also authorized to issue 200,000,000 Class B Shares.

See Notes to Financial Statements.

--------------------------------------------------------------------------------

MERCURY V.I. U.S. LARGE CAP FUND
Statement of Operations for the Period April 30, 1999+ to June 30, 1999
--------------------------------------------------------------------------------

INVESTMENT INCOME (NOTES 1D & 1E):
Dividends......................................................................................             $   7,256
Interest and discount earned...................................................................                 4,806
                                                                                                            ---------
Total income...................................................................................                12,062
                                                                                                            ---------
EXPENSES:
Offering costs.................................................................................  $  14,884
Printing and shareholder reports...............................................................      5,634
Directors' fees and expenses...................................................................      5,583
Investment advisory fees (Note 2)..............................................................      5,478
Professional fees..............................................................................      5,030
Accounting services (Note 2)...................................................................      3,823
Custodian fees.................................................................................      3,219
Transfer agent fees............................................................................      1,026
Registration fees..............................................................................        371
Pricing fees...................................................................................        101
Other..........................................................................................        629
                                                                                                 ---------
Total expenses before reimbursement............................................................     45,778
Reimbursement of expenses (Note 2).............................................................    (35,244)
                                                                                                 ---------
Total expenses.................................................................................                10,534
                                                                                                            ---------
Investment income -- net.......................................................................                 1,528
                                                                                                            ---------
REALIZED & UNREALIZED GAIN ON INVESTMENTS -- NET (NOTES 1B, 1E & 3):
Realized gain from investments -- net..........................................................                99,408
Unrealized appreciation on investments -- net..................................................               174,775
                                                                                                            ---------
Net realized and unrealized gain on investments................................................               274,183
                                                                                                            ---------
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS...........................................             $ 275,711
                                                                                                            ---------
                                                                                                            ---------

+ Commencement of operations.

See Notes to Financial Statements.

--------------------------------------------------------------------------------

MERCURY V.I. U.S. LARGE CAP FUND
Statement of Changes in Net Assets
--------------------------------------------------------------------------------

                                                                                                      FOR THE PERIOD
                                                                                                     APRIL 30, 1999+
INCREASE (DECREASE) IN NET ASSETS:                                                                   TO JUNE 30, 1999
---------------------------------------------------------------------------------------------------------------------
OPERATIONS:
Investment income -- net...........................................................................     $    1,528
Realized gain on investments -- net................................................................         99,408
Unrealized appreciation on investments -- net......................................................        174,775
                                                                                                     ----------------
Net increase in net assets resulting from operations...............................................        275,711
                                                                                                     ----------------
CAPITAL SHARE TRANSACTIONS (NOTE 4):
Increase in net assets derived from net capital share transactions.................................      5,419,318
                                                                                                     ----------------
NET ASSETS:
Total increase in net assets.......................................................................      5,695,029
Beginning of period................................................................................             50
                                                                                                     ----------------
End of period*.....................................................................................     $5,695,079
                                                                                                     ----------------
                                                                                                     ----------------
* Undistributed investment income -- net...........................................................     $    1,528
                                                                                                     ----------------
                                                                                                     ----------------

+ Commencement of operations.

See Notes to Financial Statements.

--------------------------------------------------------------------------------

MERCURY V.I. U.S. LARGE CAP FUND
Financial Highlights
--------------------------------------------------------------------------------

                                                                                                         CLASS A
                                                                                                     ----------------
                                                                                                      FOR THE PERIOD
                                                                                                     APRIL 30, 1999+
INCREASE (DECREASE) IN NET ASSET VALUE:                                                              TO JUNE 30, 1999
---------------------------------------------------------------------------------------------------------------------
THE FOLLOWING RATIOS HAVE BEEN DERIVED FROM INFORMATION PROVIDED IN THE FINANCIAL STATEMENTS.

PER SHARE OPERATING PERFORMANCE:
Net asset value, beginning of period...............................................................     $    10.00
                                                                                                     ----------------
Investment income -- net...........................................................................             --++
Realized and unrealized gain on investments -- net.................................................            .53
                                                                                                     ----------------
Total from investment operations...................................................................            .53
                                                                                                     ----------------
Net asset value, end of period.....................................................................     $    10.53
                                                                                                     ----------------
                                                                                                     ----------------
TOTAL INVESTMENT RETURN:**
Based on net asset value per share.................................................................          5.30%++
                                                                                                     ----------------
                                                                                                     ----------------
RATIOS TO AVERAGE NET ASSETS:
Expenses, net of reimbursement.....................................................................          1.25%*
                                                                                                     ----------------
                                                                                                     ----------------
Expenses...........................................................................................          5.42%*
                                                                                                     ----------------
                                                                                                     ----------------
Investment income -- net...........................................................................           .18%*
                                                                                                     ----------------
                                                                                                     ----------------
SUPPLEMENTAL DATA:
Net assets, end of period (in thousands)...........................................................     $    5,695
                                                                                                     ----------------
                                                                                                     ----------------
Portfolio turnover.................................................................................         14.26%
                                                                                                     ----------------
                                                                                                     ----------------

* Annualized.
** Total investment returns exclude insurance-related fees and expenses. + Commencement of operations.
++ Amount is less than $.01 per share.
++ Aggregate total investment return.

See Notes to Financial Statements.

--------------------------------------------------------------------------------

MERCURY V.I. U.S. LARGE CAP FUND
Notes to Financial Statements
--------------------------------------------------------------------------------

1. SIGNIFICANT ACCOUNTING POLICIES:

Mercury V.I. U.S. Large Cap Fund (the "Fund") is a series of Mercury Asset Management V.I. Funds, Inc. (the "Corporation"). The Fund is registered under the Investment Company Act of 1940, as amended, as a diversified, open-end management investment company. The Fund's financial statements are prepared in accordance with generally accepted accounting principles which may require the use of management accruals and estimates. These unaudited financial statements reflect all adjustments which are, in the opinion of management, necessary to a fair statement of the results for the interim period presented. All such adjustments are of a normal recurring nature. Prior to commencement of operations on April 30, 1999, the Fund had no operations other than those relating to organizational matters and the issuance of 10 capital shares of the Fund on April 19, 1999 to Mercury Asset Management International Ltd. ("Mercury International") for $100. The Fund offers two classes of shares. Class A and Class B Shares have equal voting, dividend, liquidation and other rights, except that only shares of the respective classes are entitled to vote on matters concerning only that class and Class B Shares bear certain expenses related to the distribution of such shares. The following is a summary of significant accounting policies followed by the Fund.

(a) VALUATION OF INVESTMENTS -- Portfolio securities that are traded on stock exchanges are valued at the last sale price as of the close of business on the day the securities are being valued or, lacking any sales, at the last available bid price for long positions and the last available ask price for short positions. Securities traded in the over-the-counter market are valued at the last available bid price in the over-the-counter market prior to the time of valuation. Securities traded both in the over-the-counter market and on a stock exchange are valued according to the broadest and most representative market. Short positions in securities traded in the over-the-counter market are valued at the last available ask price prior to the time of valuation. Options written or purchased are valued at the last sale price in the case of exchange-traded options. In the case of options traded in the over-the-counter market, valuation is the last asked price (options written) or the last bid price (options purchased). Short-term securities are valued at amortized cost, which approximates market value. Other investments, including futures contracts and related options, are stated at market value. Securities and assets for which market quotations are not readily available are valued at fair market value, as determined in good faith by or under the direction of the Fund's Board of Directors.

(b) DERIVATIVE FINANCIAL INSTRUMENTS -- The Fund may engage in various portfolio investment strategies to seek to increase its return by hedging its holdings against adverse movements in the equity, debt and currency markets. Losses may arise due to changes in the value of the contract or if the counterparty does not perform under the contract.

- FINANCIAL FUTURES CONTRACTS -- The Fund may purchase or sell financial futures contracts and options on such futures contracts for the purpose of hedging the market risk on existing securities or the intended purchase of securities. Upon entering into a contract, the Fund deposits and maintains as collateral such initial margin as required by the exchange on which the transaction is effected. Pursuant to the contract, the Fund agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in value of the contract. Such receipts or payments are known as variation margin and are recorded by the Fund as unrealized gains or losses. When the contract is closed, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

- OPTIONS -- The Fund is authorized to purchase and write call and put options. When the Fund writes an option, an amount equal to the premium received by the Fund is reflected as an asset and an equivalent liability. The amount of the liability is subsequently marked to market to reflect the current market value of the option written. When a security is purchased or sold through an exercise of an option, the related premium paid (or received) is added to (or deducted from) the basis of the

--------------------------------------------------------------------------------

MERCURY V.I. U.S. LARGE CAP FUND
Notes to Financial Statements  (Continued)
--------------------------------------------------------------------------------
security acquired or deducted from (or added to) the proceeds of the security sold. When an option expires (or the Fund enters into a closing transaction), the Fund realizes a gain or loss on the option to the extent of the premiums received or paid (or a gain or loss to the extent that the cost of the closing transaction exceeds the premium paid or received).

Written and purchased options are non-income producing investments.

- FORWARD FOREIGN EXCHANGE CONTRACTS -- The Fund is authorized to enter into forward foreign exchange contracts as a hedge against either specific transactions or Fund positions. Such contracts are not entered on the Funds' records. However, the effect on operations is recorded from the date the Fund enters into such contracts.

(c) FOREIGN CURRENCY TRANSACTIONS -- Transactions denominated in foreign currencies are recorded at the exchange rate prevailing when recognized. Assets and liabilities denominated in foreign currencies are valued at the exchange rate at the end of the period. Foreign currency transactions are the result of settling (realized) or valuing (unrealized) assets or liabilities expressed in foreign currencies into US dollars. Realized and unrealized gains or losses from investments include the effects of foreign exchange rates on investments.

(d) INCOME TAXES -- It is the Fund's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its taxable income to its shareholders. Therefore, no Federal income tax provision is required. Under the applicable foreign tax law, a withholding tax may be imposed on interest, dividends, and capital gains at various rates.

(e) SECURITY TRANSACTIONS AND INVESTMENT INCOME -- Security transactions are accounted for on the date the securities are purchased or sold (the trade dates). Dividend income is recorded on the ex-dividend dates. Dividends from foreign securities where the ex-dividend date may have passed are subsequently recorded when the Fund has determined the ex-dividend date. Interest income (including amortization of discount) is recognized on the accrual basis. Realized gains and losses on security transactions are determined on the identified cost basis.

(f) DIVIDENDS AND DISTRIBUTIONS -- Dividends and distributions paid by the Fund are recorded on the ex-dividend dates.

2. INVESTMENT ADVISORY AGREEMENT AND TRANSACTIONS WITH AFFILIATES:

The Fund has entered into an Investment Advisory Agreement with Mercury International, an affiliate of Fund Asset Management, L.P. ("FAM"). The general partner of FAM is Princeton Services, Inc. ("PSI"), an indirect wholly-owned subsidiary of Merrill Lynch & Co., Incorporated ("ML & Co."), which is the limited partner.

Mercury International is responsible for the management of the Fund's investments and provides the necessary personnel, facilities, equipment and certain other services necessary to the operations of the Fund. For such services, the Fund pays a monthly fee at an annual rate of 0.65% of the average daily value of the Fund's net assets. Mercury International has entered into a Sub-Advisory Agreement with FAM with respect to the Fund, pursuant to which FAM provides investment advisory services with respect to the Fund's daily cash assets. Mercury International has agreed to pay FAM a fee in an amount to be determined from time to time by both parties but in no event in excess of the amount that Mercury International actually receives for providing services to the Corporation pursuant to the Investment Advisory Agreement.

Mercury International has agreed to limit the annual operating expenses of the Fund to 1.25% and 1.40% of the Fund's average net assets with respect to the Class A Shares and Class B Shares, respectively. These expense limits will be in place through April 2000.

--------------------------------------------------------------------------------

MERCURY V.I. U.S. LARGE CAP FUND
Notes to Financial Statements  (Concluded)
--------------------------------------------------------------------------------

For the period April 30, 1999 to June 30, 1999, Mercury International earned fees of $5,478, all of which were waived. FAM also reimbursed the Fund for additional expenses of $29,766.

Accounting services are provided to the Fund by FAM at cost.

Certain officers and/or directors of the Corporation are officers and/or directors of Mercury International, FAM, PSI, and/or ML & Co.

3. INVESTMENTS:

Purchases and sales of investments, excluding short-term securities, for the period April 30, 1999 to June 30, 1999 were $5,744,732 and $697,890, respectively.

Net realized gains for the period April 30, 1999 to June 30, 1999 and net unrealized gains as of June 30, 1999 were as follows:

                                                 REALIZED     UNREALIZED
                                                  GAINS         GAINS
-------------------------------------------------------------------------
Long-term investments........................  $    99,408   $   174,775
                                               ------------  ------------
Total investments............................  $    99,408   $   174,775
                                               ------------  ------------
                                               ------------  ------------

As of June 30, 1999, net unrealized appreciation for Federal income tax purposes aggregated $174,775, of which $303,618 related to appreciated securities and $128,843 related to depreciated securities. At June 30, 1999, the aggregate cost of investments for Federal income tax purposes was $5,724,546.

4. CAPITAL SHARE TRANSACTIONS:

Net increase in net assets derived from capital share transactions was $5,419,318 for the period April 30, 1998 to June 30, 1999.

Transactions in capital shares for each class were as follows:

CLASS A SHARES FOR THE PERIOD APRIL 30, 1998+                   DOLLAR
TO JUNE 30, 1999                                  SHARES        AMOUNT
-------------------------------------------------------------------------
  Shares sold................................       541,069  $  5,419,321
  Shares redeemed............................            --            (3)
                                               ------------  ------------
  Net increase...............................       541,069  $  5,419,318
                                               ------------  ------------
                                               ------------  ------------

+ Prior to April 30, 1999 (commencement of operations), the Fund issued 5 shares to Mercury International for $50.

--------------------------------------------------------------------------------

MERCURY V.I. U.S. LARGE CAP FUND
Directors and Officers
--------------------------------------------------------------------------------

JEFFREY M. PEEK-Director and President

DAVID O. BEIM-Director

JAMES T. FLYNN-Director

W. CARL KESTER-Director

KAREN P. ROBARDS-Director

TERRY K. GLENN-Director and Executive Vice President

DONALD C. BURKE-Vice President and Treasurer

ALLAN J. OSTER-Secretary

CUSTODIAN
Brown Brothers Harriman & Co.
40 Water Street
Boston, MA 02109

TRANSFER AGENT
Financial Data Services, Inc.
P.O. Box 44062
Jacksonville, Florida 32232-4062
(888) 763-2260

This report is not authorized for use as an offer of sale or a solicitation of an offer to buy shares of the Fund unless accompanied or preceded by the Fund's current prospectus. Past performance results shown in this report should not be considered a representation of future performance. Investment return and principal value of shares will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Statements and other information herein are as dated and are subject to change.

Mercury V.I. U.S. Large Cap Fund of
Mercury Asset Management V.I. Funds, Inc.
Box 9011
Princeton, NJ
08543-9011

  [LOGO]   Printed on post-consumer recycled paper                                                          MERCVI1--6/99